CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 171,529	1,049,760	676,476	[1]
Restricted cash	68,256	417,724	150,462	[1]
Accounts receivable (net of allowance for doubtful accounts of RMB89,088,000 and RMB89,088,000 as of December 31, 2012 and September 30, 2013 (unaudited), respectively)	166,480	1,018,858	956,969	[1]
Inventories - net	129,592	793,100	838,727	[1]
Advance to suppliers (net of provision of loss of RMB631,362,000 and RMB631,362,000 as of December 31, 2012 and September 30, 2013 (unaudited), respectively)	28,862	176,633	166,838	[1]
Deferred tax assets - net			150,297	[1]
Derivative contracts	868	5,310
Amount due from related parties - net	71,955	440,365	420,610	[1]
Other current assets - net	39,726	243,119	359,465	[1]
Total current assets	677,268	4,144,869	3,719,844	[1]
Non-current assets:
Long-term prepayments	23,262	142,363	184,065	[1]
Fixed assets - net	745,188	4,560,547	4,779,873	[1]
Intangible assets - net	44,753	273,889	335,047	[1]
Deferred tax assets - net	481	2,946	107,304	[1]
Long-term deferred expenses	2,204	13,491	25,200	[1]
Total non-current assets	815,888	4,993,236	5,431,489	[1]
Total assets	1,493,156	9,138,105	9,151,333	[1]
Current liabilities:
Short-term bank borrowings	172,767	1,057,333	1,162,372	[1]
Long-term bank borrowings, current portion	34,156	209,032	467,204	[1]
Accounts payable	153,867	941,668	1,061,723	[1]
Notes payable	80,578	493,140	314,517	[1]
Accrued expenses and other liabilities	62,684	383,625	400,537	[1]
Customer deposits	12,850	78,643	36,314	[1]
Unrecognized tax benefit	23,443	143,473	143,473	[1]
Derivative contracts	1,357	8,307	17,311	[1]
Amount due to related parties	38,932	238,262	72,045	[1]
Total current liabilities	580,634	3,553,483	3,675,496	[1]
Non-current liabilities:
Long-term bank borrowings	411,876	2,520,680	2,285,106	[1]
Long-term notes	100,458	614,800
Long-term payable	8,170	50,000	50,000	[1]
Deferred tax liabilities	3,980	24,356	24,798	[1]
Convertible bonds	78,045	477,635	368,590	[1]
Total non-current liabilities	602,529	3,687,471	2,728,494	[1]
Total liabilities	1,183,163	7,240,954	6,403,990	[1]
Commitments and contingencies				[1]
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2012 and September 30, 2013 (unaudited), respectively)	4	24	24	[1]
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 423,395,432 shares and 424,395,432 shares issued and outstanding at December 31, 2012 and September 30, 2013 (unaudited), respectively)	52	316	316	[1]
Additional paid-in capital	654,655	4,006,488	4,004,199	[1]
Statutory reserves	28,506	174,456	174,456	[1]
Accumulated deficits	(372,989)	(2,282,693)	(1,430,433)	[1]
Accumulated other comprehensive loss	(235)	(1,440)	(1,219)	[1]
Total shareholders' equity	309,989	1,897,127	2,747,319	[1]
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,493,156	9,138,105	9,151,333	[1]

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.